Borrowings	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Borrowings
30	BORROWINGS

	December 31, 2022	December 31, 2021
	RMB	RMB
Short-term borrowings excluding current portion of long-term borrowings	38,375	40,010
Current portion of long-term borrowings	62,264	13,265

	100,639	53,275
Long-term borrowings	222,478	287,175

	323,117	340,450

	December 31, 2022	December 31, 2021
	RMB	RMB
Bank loans	110,117	114,469
Corporate debentures	18,468	20,170
Medium-term notes	59,380	71,000
Other loans	135,152	134,811

	323,117	340,450

Borrowings of the Group of RMB 11,186 were guaranteed by CNPC and its fellow subsidiaries and non-controlling
interests of the subsidiaries of the Group at December 31, 2022 (2021: RMB 13,558).
As of December 31, 2022, the RMB pledge borrowings were mainly pledged by natural gas charging rights. The US dollar pledge borrowings were pledged by the bank deposit of RMB 3,286 (2021: RMB 3,286).

Table of Contents

The Group’s borrowings include mortgage loans totaling RMB 1,074 at December 31,2022 (2021: RMB 1,185), which were secured by property, plant and equipment with net book value of RMB 861 and intangible and other non-current
assets with net book value of RMB 475.

	December 31, 2022	December 31, 2021
	RMB	RMB
Total borrowings:
— interest free	103	101
— at fixed rates	112,588	131,705
— at floating rates	210,426	208,644

	323,117	340,450

Weighted average effective interest rates:
— bank loans	3.04%	2.18%
— corporate debentures	4.05%	4.14%
— medium-term notes	3.12%	3.28%
— other loans	3.47%	2.51%
The borrowings by major currency at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
RMB	218,897	238,361
US Dollar	97,503	94,803
Other currency	6,717	7,286

	323,117	340,450

The fair values of the Group’s long-term borrowings including the current portion of long-term borrowings are RMB 286,770 at December 31, 2022 (2021: RMB 290,937). The carrying amounts of short-term borrowings approximate their fair values. The fair values are based on discounted cash flows using applicable discount rates based upon the prevailing market rates of interest available to the Group for financial instruments with substantially the same terms and characteristics at the dates of the consolidated statement of financial position. Such discount rates ranged from 2.13 % to 5.48 % per annum as of December 31, 2022 (2021: 0.10% to 5.14%) depending on the type of the borrowings.
The following table sets out the borrowings’ remaining contractual maturities at the date of the consolidated statement of financial position, which are based on contractual undiscounted cash flows including principal and interest, and the earliest contractual maturity date:

	December 31, 2022	December 31, 2021
	RMB	RMB
Within 1 year	107,461	58,923
Between 1 and 2 years	129,885	53,250
Between 2 and 5 years	102,490	226,124
After 5 years	16,500	28,053

	356,336	366,350

Reconciliation of movements of borrowings to cash flows arising from financing activities:

	2022	2021
	RMB	RMB
At beginning of the year	340,450	368,921
Changes from financing cash flows:
Increase in borrowings	866,348	810,092
Repayments of borrowings	(891,329)	(836,434)

Total changes from financing cash flows	(24,981)	(26,342)
Exchange adjustments	7,648	(2,129)

At end of the year	323,117	340,450